Summary of Significant Accounting Policies - Recent Transactions (Details) - Branch Located in Branson, Missouri $ in Millions	Feb. 08, 2019 USD ($)
Summary Of Significant Accounting Policies
Deposit Assets	$ 10.6
Pre-tax gain on sale of branch	2.2
Gain on sale of branch, net of tax	$ 1.7